FIDELITY CASH MANAGEMENT
FUNDS
TREASURY FUND
PRIME FUND
TAX-EXEMPT FUND

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


SCHEDULES OF INVESTMENTS &
FINANCIAL STATEMENTS

 TREASURY FUND              3

 PRIME FUND                 13

 TAX-EXEMPT FUND            29

NOTES TO THE FINANCIAL      50
STATEMENTS



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

EACH FUND SEEKS TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM MONEY MARKET SECURITIES. PRIME FUND INVESTS IN A BROAD RANGE OF MONEY MARKET SECURITIES. TREASURY FUND INVESTS IN MONEY MARKET SECURITIES ISSUED BY THE U.S. TREASURY AND BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. TAX-EXEMPT FUND SEEKS TO OBTAIN CURRENT INCOME, EXEMPT FROM FEDERAL INCOME TAXES.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

TREASURY FUND

INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



U.S. TREASURY OBLIGATIONS -
23.9%

DUE DATE                      ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                              PURCHASE

U.S. TREASURY BILLS - 0.4%

 11/12/99                      4.71%                       $ 10,000,000                    $ 9,755,438

U.S. TREASURY NOTES - 15.6%

 6/30/99                       5.42                         20,000,000                      20,015,689

 7/31/99                       4.63                         20,000,000                      20,057,040

 7/31/99                       4.65                         10,000,000                      10,052,075

 7/31/99                       4.71                         10,000,000                      10,050,717

 8/15/99                       4.70                         25,000,000                      25,230,767

 8/15/99                       4.75                         20,000,000                      20,067,708

 8/31/99                       4.71                         14,000,000                      14,093,176

 9/30/99                       4.63                         13,000,000                      13,127,656

 1/31/00                       4.57                         20,000,000                      20,106,241

 1/31/00                       4.62                         25,000,000                      25,551,947

 1/31/00                       4.63                         30,000,000                      30,643,756

 1/31/00                       4.64                         10,000,000                      10,213,293

 1/31/00                       4.66                         10,000,000                      10,217,271

 1/31/00                       4.69                         50,000,000                      50,213,544

 1/31/00                       4.72                         15,000,000                      15,315,104

 2/15/00                       4.73                         10,000,000                      10,081,538

 2/15/00                       4.75                         18,000,000                      18,144,199

 2/15/00                       4.78                         10,000,000                      10,077,841

 2/15/00                       4.83                         20,000,000                      20,146,787

 2/29/00                       4.78                         20,000,000                      20,098,931

                                                                                            373,505,280

U.S. TREASURY NOTES -
PRINCIPAL ONLY STRIPS - 7.9%

 5/15/99                       5.49                         10,000,000                      9,988,886

 5/15/99                       5.50                         42,000,000                      41,955,203

 5/15/99                       5.51                         50,000,000                      49,943,539

 5/15/99                       5.58                         10,000,000                      9,978,932

 8/15/99                       4.67                         10,000,000                      9,866,787

 8/15/99                       5.00                         5,000,000                       4,929,408

 10/31/99                      4.64                         17,600,000                      17,192,763

 11/15/99                      4.11                         10,000,000                      9,782,601

 11/15/99                      4.56                         5,000,000                       4,879,864

 11/15/99                      4.64                         10,000,000                      9,755,877

 11/15/99                      4.78                         10,000,000                      9,748,687

 2/15/00                       4.81                         10,000,000                      9,629,700

                                                                                            187,652,247

TOTAL U.S. TREASURY                                                                         570,912,965
OBLIGATIONS



REPURCHASE AGREEMENTS - 76.1%

                                                           MATURITY AMOUNT                 VALUE (NOTE 1)

In a joint trading account
(Notes 2 and 3) (U.S.
Treasury Obligations) dated:

1/15/99 due 6/14/99 At 4.7%                                $ 30,587,500                    $ 30,000,000

3/15/99 due 6/14/99 At 4.72%                                 50,596,556                      50,000,000

3/30/99 due 6/30/99 At 4.75%                                 106,274,583                     105,000,000

4/30/99 due 5/3/99 At:

4.88%                                                        33,367,572                      33,354,000

4.89%                                                        1,598,651,468                   1,598,000,000

TOTAL REPURCHASE AGREEMENTS                                                                  1,816,354,000

TOTAL INVESTMENT IN                                                                        $ 2,387,266,965
SECURITIES - 100%

Total Cost for Income Tax Purposes                                                         $ 2,387,266,965


INCOME TAX INFORMATION

At October 31, 1998, the fund had a capital loss carryforward of approximately $391,000 all of which will expire on October 31, 2001.

TREASURY FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 2,387,266,965
value (including repurchase
agreements of
$1,816,354,000) -  See
accompanying schedule

Receivable for fund shares                   18,891,997
sold

Interest receivable                          6,885,164

 TOTAL ASSETS                                2,413,044,126

LIABILITIES

Payable to custodian bank      $ 624

Payable for investments         9,629,700
purchased

Payable for fund shares         25,087,425
redeemed

Distributions payable           2,676,312

Accrued management fee          242,356

Distribution fees payable       734,144

Other payables and accrued      507,685
expenses

 TOTAL LIABILITIES                           38,878,246

NET ASSETS                                  $ 2,374,165,880

Net Assets consist of:

Paid in capital                             $ 2,374,556,269

Accumulated net realized gain                (390,389)
(loss) on investments

NET ASSETS                                  $ 2,374,165,880

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
               APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM
OFFERING PRICE

DAILY MONEY CLASS: NET ASSET       $1.00
VALUE, offering price and
redemption price   per share
($1,321,787,911 (divided by)
1,321,976,396 shares)

CAPITAL RESERVES CLASS: NET        $1.00
ASSET VALUE, offering price
and redemption price   per
share ($949,436,713 (divided
by) 949,572,102 shares)

ADVISOR B CLASS: NET ASSET         $1.00
VALUE and offering price per
share   ($75,412,147
(divided by) 75,422,901
shares) A

ADVISOR C CLASS: NET ASSET         $1.00
VALUE and offering price per
share   ($27,529,109
(divided by) 27,533,034
shares) A

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DETERRED  SALES CHARGE.

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED APRIL 30,
                                          1999 (UNAUDITED)

INTEREST INCOME                              $ 48,969,079

EXPENSES

Management fee                 $ 2,496,735

Transfer agent fees             2,371,341

Distribution fees               3,592,307

Accounting fees and expenses    97,678

Non-interested trustees'        3,226
compensation

Custodian fees and expenses     15,242

Registration fees               207,146

Audit                           17,726

Legal                           1,171

Miscellaneous                   12,773

 Total expenses before          8,815,345
reductions

 Expense reductions             (1,229,963)   7,585,382

NET INTEREST INCOME                           41,383,697

NET REALIZED GAIN (LOSS) ON                   848
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 41,384,545
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 41,383,697                $ 77,778,958

 Net realized gain (loss)         848                         48,136

 NET INCREASE (DECREASE) IN       41,384,545                  77,827,094
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (41,383,697)                (77,778,958)
from net interest income

Share transactions - net          541,167,864                 238,198,887
increase (decrease)

  TOTAL INCREASE (DECREASE)       541,168,712                 238,247,023
IN NET ASSETS

NET ASSETS

 Beginning of period              1,832,997,168               1,594,750,145

 End of period                   $ 2,374,165,880             $ 1,832,997,168


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS

                                 SIX MONTHS
                                 ENDED APRIL 30, 1999        YEARS ENDED
                                                             OCTOBER 31,                        THREE MONTHS
                                                                                                ENDED OCTOBER 31,

                                 (UNAUDITED)                 1998                      1997     1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                      $ 1.000                   $ 1.000  $ 1.000
period

Income from Investment
Operations

Net interest income               .021                          .049                      .049     .012

Less Distributions

From net  interest  income        (.021)                        (.049)                    (.049)   (.012)

Net asset value, end of period   $ 1.000                       $ 1.000                   $ 1.000  $ 1.000

TOTAL RETURN B, C                 2.12%                         5.04%                     4.97%    1.19%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,322                       $ 1,261                   $ 1,284  $ 1,801
(in millions)

Ratio of expenses to average      .65% A, D                     .65% D                    .65% D   .65% A, D
net assets

Ratio of net interest income      4.25% A                       4.93%                     4.88%    4.66% A
to average net assets



FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS

                                 YEARS ENDED JULY 31,

                                 1996                  1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000               $ 1.000  $ 1.000
period

Income from Investment
Operations

Net interest income               .049                  .049     .029

Less Distributions

From net  interest  income        (.049)                (.049)   (.029)

Net asset value, end of period   $ 1.000               $ 1.000  $ 1.000

TOTAL RETURN B, C                 5.06%                 5.02%    2.89%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,801               $ 1,828  $ 2,025
(in millions)

Ratio of expenses to average      .65% D                .66% D   .60%
net assets

Ratio of net interest income      4.94%                 4.89%    2.81%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

TREASURY FUND
FINANCIAL STATEMENTS - CONTINUED


FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                          $ 1.000                  $ 1.000000
period

Income from Investment
Operations

Net interest income               .020                             .047                     .000134

Less Distributions

From net interest income          (.020)                           (.047)                   (.000134)

Net asset value, end of period   $ 1.000                          $ 1.000                  $ 1.000000

TOTAL RETURN B, C                 2.00%                            4.78%                    .01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 949                            $ 480                    $ 265
millions)

Ratio of expenses to average      .90% A, D                        .90% D                   .90% A, D
net assets

Ratio of net interest income      4.01% A                          4.67%                    4.93% A
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES).

FINANCIAL HIGHLIGHTS - ADVISOR B CLASS:

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED  OCTOBER 31,

                                 (UNAUDITED)                      1998                      1997

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                          $ 1.000                   $ 1.000
period

Income from Investment
Operations

Net interest income               .017                             .042                      .041

Less Distributions

From net interest income          (.017)                           (.042)                    (.041)

Net asset value, end of period   $ 1.000                          $ 1.000                   $ 1.000

TOTAL RETURN B, C                 1.75%                            4.26%                     4.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 75                             $ 76                      $ 46
(in millions)

Ratio of expenses to average      1.40% A, D                       1.40% D                   1.39% D
net assets

Ratio of net interest income      3.50% A                          4.16%                     4.24%
to average net assets



FINANCIAL HIGHLIGHTS - ADVISOR B CLASS:

                                 THREE MONTHS ENDED OCTOBER 31,  YEARS ENDED JULY 31,

                                 1996                            1996                  1995      1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                         $ 1.000               $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .010                            .043                  .042      .002

Less Distributions

From net interest income          (.010)                          (.043)                (.042)    (.002)

Net asset value, end of period   $ 1.000                         $ 1.000               $ 1.000   $ 1.000

TOTAL RETURN B, C                 1.01%                           4.33%                 4.28%     .25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 20                            $ 40                  $ 3       $ 1
(in millions)

Ratio of expenses to average      1.35% A, D                      1.35% D               1.35% D   1.35% A, D
net assets

Ratio of net interest income      3.96% A                         4.13%                 4.22%     3.03% A
to average net assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E JULY 1, 1994 (COMMENCEMENT OF SALE OF ADVISOR B CLASS SHARES) TO
JULY 31, 1994.

FINANCIAL HIGHLIGHTS - ADVISOR C CLASS

                                 SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                          $ 1.000
period

Income from Investment
Operations

Net interest income               .017                             .041

Less Distributions

From net interest income          (.017)                           (.041)

Net asset value, end of period   $ 1.000                          $ 1.000

TOTAL RETURN B, C                 1.75%                            4.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 28                             $ 16
millions)

Ratio of expenses to average      1.40% A, D                       1.40% A, D
net assets

Ratio of net interest income      3.49% A                          4.24% A
to average net assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF ADVISOR C CLASS SHARES) TO OCTOBER 31, 1998.

PRIME FUND

INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



CERTIFICATES OF DEPOSIT - 29.8%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 2.8%

Chase Manhattan Bank

 5/10/99                          5.01%                       $ 10,000,000                      $ 10,001,329

Chase Manhattan Bank (USA)

 8/11/99                          4.90                         60,000,000                        60,000,000

Fleet National Bank

 5/3/99                           4.97 (b)                     22,000,000                        21,988,782

US Bank NA Minnesota

 8/10/99                          4.92                         100,000,000                       100,000,000

                                                                                                 191,990,111

LONDON BRANCH, EURODOLLAR,
DOMESTIC BANKS - 0.7%

Morgan Guaranty Trust Co., NY

 7/14/99                          4.87                         50,000,000                        50,001,523

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 13.2%

Abbey National Treasury
Services PLC

 6/17/99                          4.90                         80,000,000                        80,000,000

 7/6/99                           4.90                         30,000,000                        30,000,000

 8/9/99                           4.90                         25,000,000                        25,000,678

ABN-AMRO Bank NV

 10/12/99                         4.92                         40,000,000                        40,000,000

Bank of Scotland Treasury
Services

 6/10/99                          4.90                         30,000,000                        30,000,131

 6/14/99                          4.90                         15,000,000                        15,000,000

Banque Nationale de Paris

 5/4/99                           5.05                         5,000,000                         4,999,984

Barclays Bank PLC

 9/7/99                           4.92                         9,000,000                         9,002,816

 9/7/99                           5.03                         75,000,000                        75,000,000

Bayerische Hypo-und
Vereinsbank AG

 5/12/99                          4.89                         32,000,000                        32,000,024

Bayerische Landesbank
Girozentrale

 7/7/99                           4.87                         50,000,000                        49,999,261

Credit Agricole Indosuez

 8/5/99                           4.90                         25,000,000                        25,000,000

 8/16/99                          4.92                         13,000,000                        13,000,000

Deutsche Bank AG

 8/2/99                           4.90                         38,000,000                        37,997,892

Dresdner Bank AG

 5/12/99                          4.90                         50,000,000                        49,999,789

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - CONTINUED

Dresdner Bank AG - continued

 8/12/99                          4.95%                       $ 50,000,000                      $ 49,995,147

Halifax PLC

 5/17/99                          4.84                         100,000,000                       100,000,000

 8/12/99                          4.92                         20,000,000                        20,000,000

 8/19/99                          4.95                         10,000,000                        10,000,000

Lloyds Bank PLC

 6/30/99                          4.84                         50,000,000                        50,000,000

 8/10/99                          4.93                         15,000,000                        15,000,000

Svenska Handelsbanken

 5/4/99                           4.87                         25,000,000                        25,000,010

Toronto Dominion Bank

 6/29/99                          4.90                         50,000,000                        49,999,137

Westdeutsche Landesbank
Girozentrale

 5/17/99                          4.90                         50,000,000                        50,000,000

                                                                                                 886,994,869

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 13.1%

Bank of Montreal, Canada

 7/20/99                          4.87                         25,000,000                        25,000,000

 8/9/99                           4.90                         30,000,000                        30,000,000

Bank of Nova Scotia

 5/28/99                          5.75                         30,000,000                        29,999,584

Bank of Scotland Treasury
Services

 5/3/99                           4.86 (b)                     30,000,000                        29,987,459

Barclays Bank PLC

 5/3/99                           4.88 (b)                     65,000,000                        64,963,555

Bayerische Hypo-und
Vereinsbank AG

 6/7/99                           4.90                         40,000,000                        40,000,000

Commerzbank AG

 5/4/99                           5.01                         40,000,000                        40,000,000

Credit Communale de Belgique

 6/7/99                           4.87                         10,000,000                        10,000,000

 8/11/99                          4.92                         25,000,000                        25,000,000

Deutsche Bank AG

 5/4/99                           4.88                         40,000,000                        40,000,000

 8/10/99                          4.93                         55,000,000                        55,000,000

 8/11/99                          4.92                         50,000,000                        50,000,000

 2/16/00                          5.12                         15,000,000                        14,994,237

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

Lloyds Bank PLC

 5/17/99                          4.88%                       $ 125,000,000                     $ 124,999,999

National Westminster Bank PLC

 3/15/00                          5.15                         30,000,000                        29,989,933

RaboBank Nederland Coop.
Central

 6/1/99                           5.75                         10,000,000                        9,999,430

 9/2/99                           5.00                         25,000,000                        25,000,000

Royal Bank of Scotland PLC

 6/15/99                          4.90                         45,000,000                        45,000,000

Societe Generale, France

 7/12/99                          4.90                         16,000,000                        16,000,000

 8/5/99                           4.90                         55,000,000                        55,000,000

Swiss Bank Corp.

 5/4/99                           4.92                         40,000,000                        40,002,170

 5/7/99                           5.50                         12,000,000                        12,000,284

 6/3/99                           5.75                         30,000,000                        29,998,181

Westdeutsche Landesbank
Girozentrale

 6/7/99                           4.89                         40,000,000                        40,000,000

                                                                                                 882,934,832

TOTAL CERTIFICATES OF DEPOSIT                                                                    2,011,921,335

COMMERCIAL PAPER - 54.1%



Aspen Funding Corp.

 5/11/99                          4.91                         25,000,000                        24,966,319

 5/12/99                          4.90                         25,000,000                        24,962,875

Asset Securitization Coop.
Corp.

 5/18/99                          4.89                         40,000,000                        39,908,389

 5/25/99                          4.89                         45,000,000                        44,854,500

 6/7/99                           4.91                         14,000,000                        13,930,214

 6/22/99                          4.90                         20,000,000                        19,860,178

 6/23/99                          4.92                         30,000,000                        29,785,792

Associates First Capital Corp.

 5/26/99                          4.90                         15,000,000                        14,949,688

 6/7/99                           4.91                         10,000,000                        9,950,153

Bear Stearns Companies, Inc.

 7/8/99                           4.94                         74,000,000                        73,317,884

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Bradford & Bingley Building
Society

 5/24/99                          4.89%                       $ 14,000,000                      $ 13,956,619

Centric Capital Corp.

 5/10/99                          4.92                         15,500,000                        15,481,090

 6/17/99                          4.86                         20,000,000                        19,874,144

 7/23/99                          4.87                         8,307,000                         8,214,878

CIESCO L.P.

 5/3/99                           4.91                         33,000,000                        32,991,072

 5/7/99                           4.91                         10,000,000                        9,991,883

 5/25/99                          4.86                         25,000,000                        24,919,500

 5/26/99                          4.89                         25,000,000                        24,915,972

 6/10/99                          4.87                         50,000,000                        49,731,667

CIT Group, Inc.

 6/21/99                          4.89                         13,000,000                        12,911,048

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

 6/8/99                           4.97                         8,000,000                         7,958,622

 7/14/99                          4.87                         8,000,000                         7,920,738

 7/20/99                          4.88                         20,000,000                        19,785,778

 7/22/99                          4.90                         10,000,000                        9,889,528

 7/23/99                          4.88                         16,000,000                        15,822,196

Cregem North America, Inc.

 7/20/99                          4.88                         50,000,000                        49,464,444

 11/4/99                          4.97                         25,000,000                        24,376,910

CXC, Inc.

 5/21/99                          4.88                         17,000,000                        16,954,194

 6/21/99                          4.85                         20,000,000                        19,863,717

 6/23/99                          4.84                         14,000,000                        13,901,067

 6/23/99                          4.88                         10,000,000                        9,928,892

 7/6/99                           4.85                         5,000,000                         4,955,908

Daimler-Chrysler North
America Corp.

 5/13/99                          4.91                         50,000,000                        49,919,167

 6/22/99                          4.90                         50,000,000                        49,650,444

 7/12/99                          4.90                         11,000,000                        10,893,520

 7/19/99                          4.89                         10,000,000                        9,894,008

 7/27/99                          4.88                         20,000,000                        19,767,033

 7/28/99                          4.90                         5,000,000                         4,940,967

 7/29/99                          4.89                         12,000,000                        11,856,710

Delaware Funding Corp.

 5/5/99                           4.90                         66,498,000                        66,462,091

 5/25/99                          4.89                         15,000,000                        14,951,500

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Delaware Funding Corp. -
continued

 6/14/99                          4.89%                       $ 16,271,000                      $ 16,174,748

 6/17/99                          4.84                         10,000,000                        9,937,333

 6/18/99                          4.85                         21,000,000                        20,865,320

 6/21/99                          4.86                         25,000,000                        24,829,292

 7/26/99                          4.87                         7,000,000                         6,919,566

Deutsche Bank Financial, Inc.

 5/10/99                          4.90                         50,000,000                        49,939,500

 6/15/99                          4.90                         32,000,000                        31,806,400

Dresdner US Finance, Inc.

 6/18/99                          4.86                         15,000,000                        14,903,600

Enterprise Funding Corp.

 5/3/99                           4.90                         12,807,000                        12,803,542

 5/4/99                           4.87                         10,000,000                        9,995,992

 5/4/99                           4.93                         10,000,000                        9,995,925

 5/5/99                           4.90                         30,000,000                        29,983,767

 5/11/99                          4.91                         8,500,000                         8,488,501

 5/14/99                          4.91                         33,293,000                        33,234,511

 5/20/99                          4.91                         10,000,000                        9,974,297

 5/28/99                          4.90                         21,200,000                        21,122,885

 6/11/99                          4.92                         10,000,000                        9,944,650

 6/15/99                          4.92                         7,818,000                         7,770,506

 6/17/99                          4.86                         10,000,000                        9,937,072

 6/17/99                          4.91                         20,000,000                        19,873,361

Falcon Asset Securitization

 5/3/99                           4.89                         5,735,000                         5,733,452

 5/4/99                           4.89                         20,000,000                        19,991,900

 5/6/99                           4.89                         29,765,000                        29,744,909

 6/21/99                          4.85                         14,000,000                        13,904,602

 6/21/99                          4.86                         20,000,000                        19,863,433

 7/19/99                          4.87                         20,000,000                        19,788,894

Fleet Funding Corp.

 5/5/99                           4.90                         43,921,000                        43,897,283

 5/13/99                          4.89                         38,391,000                        38,328,935

Ford Motor Credit Co.

 5/18/99                          4.87                         25,000,000                        24,942,979

 5/19/99                          4.87                         75,000,000                        74,818,875

 7/19/99                          4.89                         50,000,000                        49,471,139

General Electric Capital Corp.

 5/18/99                          4.89                         50,000,000                        49,885,486

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

General Electric Capital
Corp. - continued

 5/25/99                          4.91%                       $ 25,000,000                      $ 24,919,333

 6/11/99                          4.90                         30,000,000                        29,834,633

 6/14/99                          4.96                         70,000,000                        69,581,633

 7/21/99                          4.87                         30,000,000                        29,675,325

 7/26/99                          4.93                         15,000,000                        14,827,283

 8/30/99                          5.00                         25,000,000                        24,589,944

 10/18/99                         4.93                         25,000,000                        24,432,153

General Electric Capital
Services, Inc.

 6/7/99                           4.90                         25,000,000                        24,876,153

 6/16/99                          4.93                         50,000,000                        49,689,500

General Electric Co.

 6/21/99                          4.88                         80,000,000                        79,452,600

General Motors Acceptance Corp.

 5/19/99                          4.88                         40,000,000                        39,903,200

 5/20/99                          4.90                         30,000,000                        29,923,367

 6/16/99                          4.94                         65,000,000                        64,595,519

Goldman Sachs Group L.P.

 5/25/99                          4.90                         35,000,000                        34,886,833

Kitty Hawk Funding Corp.

 5/3/99                           4.89                         6,994,000                         6,992,112

 5/21/99                          4.90                         11,000,000                        10,970,239

 7/14/99                          4.88                         6,217,000                         6,155,403

 7/15/99                          4.88                         20,000,000                        19,799,167

 7/16/99                          4.88                         21,795,000                        21,573,224

Lloyds Bank PLC

 7/19/99                          4.86                         100,000,000                       98,946,667

Marsh & McLennan Companies,
Inc.

 5/19/99                          4.88                         65,000,000                        64,842,700

Morgan Stanley, Dean Witter &
Co.

 5/17/99                          4.90                         44,000,000                        43,904,960

Nationwide Building Society

 7/20/99                          4.88                         10,000,000                        9,892,889

New Center Asset Trust

 5/24/99                          4.91                         34,000,000                        33,894,864

 7/21/99                          4.87                         42,000,000                        41,545,455

 7/28/99                          4.88                         14,000,000                        13,835,049

Newport Funding Corp.

 5/4/99                           4.90                         20,000,000                        19,991,933

 5/5/99                           4.91                         45,000,000                        44,975,750

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Newport Funding Corp. -
continued

 5/12/99                          4.91%                       $ 15,000,000                      $ 14,977,771

 5/19/99                          4.92                         15,000,000                        14,963,550

 5/25/99                          4.96                         10,000,000                        9,967,333

Nordbanken, North America, Inc.

 6/17/99                          4.90                         25,000,000                        24,842,028

Preferred Receivables Funding
Corp.

 5/10/99                          4.96                         30,000,000                        29,963,175

 5/11/99                          4.90                         18,000,000                        17,975,700

 5/13/99                          4.93                         20,655,000                        20,621,401

 5/17/99                          4.94                         25,000,000                        24,945,667

 5/18/99                          4.94                         16,300,000                        16,262,361

 5/24/99                          4.90                         10,000,000                        9,968,950

 5/25/99                          4.88                         8,500,000                         8,472,517

 5/26/99                          4.91                         13,000,000                        12,956,125

 6/10/99                          4.91                         24,085,000                        23,955,209

 6/15/99                          4.86                         22,285,000                        22,150,733

Salomon Smith Barney
Holdings, Inc.

 5/7/99                           4.90                         70,000,000                        69,943,300

 5/10/99                          4.89                         20,000,000                        19,975,750

 5/10/99                          4.92                         50,000,000                        49,939,000

 6/7/99                           4.90                         20,000,000                        19,900,408

 7/15/99                          4.88                         10,000,000                        9,899,583

 7/21/99                          4.88                         20,000,000                        19,783,100

 8/9/99                           4.87                         50,000,000                        49,345,306

Three Rivers Funding Corp.

 5/20/99                          4.84                         10,000,000                        9,974,561

Triple A One Funding Corp.

 5/5/99                           4.89                         32,000,000                        31,982,720

 5/11/99                          4.88                         10,637,000                        10,622,670

 5/13/99                          4.96                         9,092,000                         9,077,119

 5/14/99                          4.90                         7,055,000                         7,042,618

 6/8/99                           4.87                         15,000,000                        14,923,525

UBS Finance (Delaware), Inc.

 8/9/99                           4.92                         100,000,000                       98,665,278

Westpac Capital Corp.

 8/10/99                          4.92                         33,000,000                        32,555,600

 8/16/99                          4.95                         20,000,000                        19,712,883

Windmill Funding Corp.

 5/25/99                          4.84                         11,000,000                        10,964,653

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Windmill Funding Corp. -
continued

 5/25/99                          4.90%                       $ 5,000,000                       $ 4,983,767

 5/26/99                          4.84                         4,000,000                         3,986,611

 5/26/99                          4.88                         25,000,000                        24,915,799

 5/27/99                          4.86                         10,000,000                        9,965,117

 6/3/99                           4.87                         40,000,000                        39,822,900

 6/8/99                           4.86                         30,595,000                        30,439,339

 6/9/99                           4.85                         10,000,000                        9,947,783

 6/10/99                          4.86                         20,825,000                        20,713,239

 6/15/99                          4.85                         10,000,000                        9,939,750

 6/17/99                          4.86                         7,000,000                         6,955,951

 6/18/99                          4.87                         28,593,000                        28,409,242

 6/25/99                          4.85                         12,000,000                        11,911,817

 7/15/99                          4.88                         38,922,000                        38,531,158

TOTAL COMMERCIAL PAPER                                                                           3,652,864,909

FEDERAL AGENCIES - 1.1%



FEDERAL HOME LOAN BANK - 1.1%

Agency Coupons - 1.1%

 6/1/99                           4.82 (b)                     72,000,000                        71,968,931

BANK NOTES - 4.7%



American Express Centurion Bank

 5/10/99                          4.89 (b)                     35,000,000                        35,000,000

Comerica Bank, Detroit

 5/10/99                          4.99 (b)                     8,000,000                         7,998,317

First Union National Bank of
North Carolina

 5/3/99                           4.93 (b)                     25,000,000                        24,999,986

 7/21/99                          5.02 (b)                     50,000,000                        50,000,000

Fleet National Bank, Providence

 5/4/99                           4.97 (b)                     22,000,000                        21,994,364

Key Bank NA

 5/21/99                          4.80 (b)                     20,000,000                        19,996,671

Mellon Bank NA, Pittsburgh

 5/18/99                          4.91 (b)                     50,000,000                        49,980,734

BANK NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

NationsBank NA

 5/3/99                           4.95%                       $ 45,000,000                      $ 44,980,673

 5/6/99                           5.04                         25,000,000                        25,000,000

 5/24/99                          4.88                         17,000,000                        16,999,904

PNC Bank NA, Pittsburgh

 5/3/99                           4.98 (b)                     22,000,000                        21,998,346

TOTAL BANK NOTES                                                                                 318,948,995

MASTER NOTES - 0.7%



Goldman Sachs Group L.P.

 6/8/99                           5.08 (b)                     45,000,000                        45,000,000

MEDIUM-TERM NOTES - 4.8%



Abbey National Treasury
Services PLC

 5/17/99                          4.85 (a)(b)                  30,000,000                        29,992,277

Bishops Gate Resources
Mortgage Trust

 5/1/99                           5.14 (b)                     16,000,000                        16,000,000

Exxon Shipping Co.

 5/30/99                          4.90 (b)                     39,000,000                        39,000,000

GE Life & Annuity Assurance Co.

 5/3/99                           5.04 (b)(c)                  58,000,000                        58,000,000

General Electric Capital Corp.

 6/9/99                           4.98 (b)                     9,000,000                         9,000,000

 7/12/99                          4.95 (b)                     17,000,000                        17,000,000

 8/3/99                           4.95 (b)                     30,000,000                        30,000,000

Goldman Sachs Group L.P.

 5/10/99                          5.05 (a)(b)                  19,000,000                        19,000,000

 7/7/99                           5.20 (b)(c)                  26,000,000                        26,000,000

 7/27/99                          5.10 (b)(c)                  20,000,000                        20,000,000

Merrill Lynch & Co., Inc.

 6/4/99                           4.96 (b)                     20,000,000                        19,999,634

Morgan Guaranty Trust Co., NY

 5/27/99                          4.86 (b)                     30,000,000                        29,994,057

MEDIUM-TERM NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Norwest Corp.

 7/22/99                          5.02% (b)                   $ 8,000,000                       $ 8,000,000

TOTAL MEDIUM-TERM NOTES                                                                           321,985,968

SHORT-TERM NOTES - 2.0%



Monumental Life Insurance Co.

 5/3/99                           5.04 (b)(c)                  18,000,000                        18,000,000

 5/12/99                          5.10 (b)(c)                  20,000,000                        20,000,000

New York Life Insurance Co.

 5/7/99                           4.97 (b)                     17,000,000                        17,000,000

 7/1/99                           5.12 (b)(c)                  15,000,000                        15,000,000

SMM Trust Series 1998 I,

 5/28/99                          4.90 (a)(b)                  12,000,000                        12,000,000

Strategic Money Market Trust
Series 1998 A,

 6/16/99                          5.10 (b)                     55,000,000                        55,000,000

TOTAL SHORT-TERM NOTES                                                                           137,000,000

TIME DEPOSITS - 0.7%



First National Bank of Chicago

 5/3/99                           4.94                         50,000,000                        50,000,000


REPURCHASE AGREEMENTS - 2.1%

                                                                MATURITY AMOUNT

In a joint trading account:

(U.S. Government Obligations)                                $ 100,041,251                        100,000,000
dated 4/30/99 due 5/3/99 At
4.95%

(U.S. Treasury Obligations)                                     42,635,342                         42,618,000
dated 4/30/99 due  5/3/99 At
4.88%

TOTAL REPURCHASE AGREEMENTS                                                                       142,618,000

TOTAL INVESTMENT IN                                                                             $ 6,752,308,138
SECURITIES - 100%

Total Cost for Income Tax Purposes                                                              $ 6,752,308,138

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $60,992,277 or 0.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                       ACQUISITION DATE   COST

GE Life & Annuity Assurance    4/8/99             $ 58,000,000
Co. 5.04%, 5/3/99

Goldman Sachs Group L.P.       12/7/98            $ 26,000,000
5.20%, 7/7/99

Goldman Sachs Group L.P.       1/22/99            $ 20,000,000
5.10%, 7/27/99

Monumental Life Insurance Co.  7/31/98 - 9/17/98  $ 18,000,000
5.04%, 5/3/99

Monumental Life Insurance Co.  3/12/99            $ 20,000,000
5.10%, 5/12/99

New York Life Insurance Co.    12/21/98           $ 15,000,000
5.12%, 7/1/99

OTHER INFORMATION

At the end of the period, restricted securities (excluding 144A issues) amounted to $157,000,000 or 2.4% of net assets.

INCOME TAX INFORMATION

At October 31, 1998, the fund had a capital loss carryforward of approximately $737,000 of which $103,000, $584,000, $48,000 and $2,000 will expire on October 31, 2001, 2002, 2003 and 2005, respectively.

PRIME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                     APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                   $ 6,752,308,138
value (including repurchase
agreements of $142,618,000)
-  See accompanying schedule

Receivable for fund share sold                  145,751,610

Interest receivable                             28,892,302

 TOTAL ASSETS                                   6,926,952,050

LIABILITIES

Payable to custodian bank        $ 510,177

Payable for investments           103,722,215
purchased

Payable for fund shares           151,458,587
redeemed

Distributions payable             1,643,350

Accrued management fee            850,930

Distribution fees payable         1,955,761

Other payables and accrued        1,789,006
expenses

 TOTAL LIABILITIES                              261,930,026

NET ASSETS                                     $ 6,665,022,024

Net Assets consist of:

Paid in capital                                $ 6,665,739,596

Accumulated net realized gain                   (717,572)
(loss) on investments

NET ASSETS                                     $ 6,665,022,024

DAILY MONEY CLASS: NET ASSET                    $1.00
VALUE, offering price and
redemption price per   share
($3,794,703,562 (divided by)
3,795,105,166 shares)

CAPITAL RESERVES CLASS: NET                     $1.00
ASSET VALUE, offering price
and redemption price per
share ($2,870,318,462
(divided by) 2,870,622,236
shares)

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED APRIL 30,
                                          1999 (UNAUDITED)

INTEREST INCOME                              $ 160,188,589

EXPENSES

Management fee                 $ 7,727,061

Transfer agent fees             7,024,742

Distribution fees               10,910,764

Accounting fees and expenses    257,478

Non-interested trustees'        10,904
compensation

Custodian fees and expenses     51,000

Registration fees               718,265

Audit                           20,139

Legal                           7,283

Miscellaneous                   253,743

 Total expenses before          26,981,379
reductions

 Expense reductions             (3,707,318)   23,274,061

NET INTEREST INCOME                           136,914,528

NET REALIZED GAIN (LOSS) ON                   19,345
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 136,933,873
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 136,914,528               $ 247,382,658

 Net realized gain (loss)         19,345                      54,807

 NET INCREASE (DECREASE) IN       136,933,873                 247,437,465
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (136,914,528)               (247,382,658)
from net interest income

Share transactions - net          1,011,895,813               1,202,246,692
increase (decrease)

  TOTAL INCREASE (DECREASE)       1,011,915,158               1,202,301,499
IN NET ASSETS

NET ASSETS

 Beginning of period              5,653,106,866               4,450,805,367

 End of period                   $ 6,665,022,024             $ 5,653,106,866


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS

                                 SIX MONTHS ENDED
                                 APRIL 30, 1999                  YEARS ENDED
                                                                  OCTOBER 31,                      THREE MONTHS
                                                                                                   ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997     1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                          $ 1.000                  $ 1.000  $ 1.000
period

Income from Investment
Operations

Net interest income               .022                             .050                     .050     .012

Less Distributions

From net  interest  income        (.022)                           (.050)                   (.050)   (.012)

Net asset value, end of period   $ 1.000                          $ 1.000                  $ 1.000  $ 1.000

TOTAL RETURN B, C                 2.27%                            5.15%                    5.06%    1.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,795                          $ 3,397                  $ 2,687  $ 2,663
(in millions)

Ratio of expenses to average      .65% A, D                        .65% D                   .65% D   .65% A, D
net assets

Ratio of net interest income      4.53% A                          5.03%                    4.95%    4.85% A
to average net assets



FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS

                                 YEARS ENDED JULY 31,

                                 1996                  1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000               $ 1.000  $ 1.000
period

Income from Investment
Operations

Net interest income               .050                  .050     .029

Less Distributions

From net  interest  income        (.050)                (.050)   (.029)

Net asset value, end of period   $ 1.000               $ 1.000  $ 1.000

TOTAL RETURN B, C                 5.13%                 5.16%    2.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,581               $ 2,139  $ 1,525
(in millions)

Ratio of expenses to average      .65% D                .65% D   .65% D
net assets

Ratio of net interest income      5.00%                 5.11%    2.96%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                          $ 1.000                  $ 1.000000
period

Income from Investment
Operations

Net interest income               .021                             .048                     .000131

Less Distributions

From net interest income          (.021)                           (.048)                   (.000131)

Net asset value, end of period   $ 1.000                          $ 1.000                  $ 1.000000

TOTAL RETURN B, C                 2.15%                            4.89%                    .01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,870                          $ 2,256                  $ 1,764
millions)

Ratio of expenses to average      .90% A, D                        .90% D                   .90% A, D
net assets

Ratio of net interest income      4.28% A                          4.79%                    4.78% A
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES).

TAX-EXEMPT FUND

INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

ALABAMA - 1.0%

Birmingham Pub. Park &           $ 2,800,000                      $ 2,800,000
Recreation Board Rev.
(McWane Ctr. Proj.) Series
1997, 4.05%, LOC Amsouth
Bank, Birmingham, VRDN (a)

Jefferson County Swr. Rev.
Participating VRDN:

Series 1997 A, 4.1% (BPA Bank     1,230,000                        1,230,000
of New York NA) (a)(c)

Series 98-124, 4.09%              2,800,000                        2,800,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(c)

                                                                   6,830,000

ARIZONA - 3.3%

Apache County Ind. Dev. Auth.
Rev. (Tucson Elec. Pwr. Co.
- Springerville Proj.):

Series 1983 C, 4%, LOC            7,950,000                        7,950,000
Societe Generale, France,
VRDN (a)

Series 1985 A, 3.95%, LOC         3,100,000                        3,100,000
Toronto Dominion Bank, VRDN
(a)

Arizona Trans. Board Hwy.         1,000,000                        1,004,104
Rev. Bonds Series A, 5.9%
7/1/99

Pima County Ind. Dev. Auth.       4,100,000                        4,100,000
Multi-family Hsg. Rev. (La
Cholla Apt. Proj.) Series
1996, 4.05%, LOC Chase Bank
of Texas NA, VRDN (a)

Pinal County Ind. Dev. Auth.      6,800,000                        6,800,000
Hosp. Rev. (Casa Grande Med.
Ctr. Proj.) Series 1995, 4%,
LOC Chase Manhattan Bank,
VRDN (a)

                                                                   22,954,104

ARKANSAS - 0.5%

Univ. of Arkansas Rev. (UAMS      3,800,000                        3,800,000
Campus) Series 1998, 4.1%
(MBIA Insured) (BPA Cr.
Swiss First Boston, Inc.),
VRDN (a)

CALIFORNIA - 1.8%

California Higher Ed. Student
Ln. Auth. Bonds:

Series 1987 A, 3.18%, tender      6,500,000                        6,500,000
5/1/00, LOC Nat'l.
Westminster Bank PLC

Series 1992 A2, 3.18%, tender     1,000,000                        1,000,000
4/1/00, LOC Student Ln.
Marketing Assoc.

Long Beach Gen. Oblig. TRAN       2,000,000                        2,007,005
Series 98-99, 4% 10/5/99

Los Angeles Int'l. Arpt.          3,100,000                        3,100,000
Reg'l. Impt. Rev. (Los
Angeles Int'l. Arpt., Air
France) 4.2%, LOC Societe
Generale, France, VRDN (a)

                                                                   12,607,005

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

COLORADO - 1.2%

Colorado Hsg. Fin. Auth.         $ 4,900,000                      $ 4,900,000
Multi-family Hsg. Rev.
(Saint Moritz Proj.) 4.05%
(Fannie Mae Guaranteed),
VRDN (a)

Colorado Springs Util. Sys.       1,000,000                        1,000,000
Participating VRDN Series
SGB 28, 4.08% (Liquidity
Facility Societe Generale,
France) (a)(c)

Colorado Student Oblig. Auth.     1,500,000                        1,500,000
Series 1999 A1, 4.05% (AMBAC
Insured), VRDN (a)

Larimer County Poudre School      1,200,000                        1,200,019
District #R1 TAN 3.3% 6/30/99

                                                                   8,600,019

DELAWARE - 0.4%

Delaware Econ. Dev. Auth.
(Peninsula United Methodist
Homes, Inc.):

Series 1992 B, 4.05%, LOC PNC     1,450,000                        1,450,000
Bank NA, VRDN (a)

Series 1997 B, 4.05%, LOC PNC     860,000                          860,000
Bank NA, VRDN (a)

Delaware Econ. Dev. Auth.         750,000                          750,000
Multi-family Rev.
(Schoolhouse Trust Prog.)
4%, LOC Marine Midland Bank
NA, VRDN (a)

                                                                   3,060,000

DISTRICT OF COLUMBIA - 0.7%

District of Columbia              3,575,000                        3,575,000
(American Assoc. Med.
College) 3.6% (AMBAC
Insured), VRDN (a)

District of Columbia Wtr. &       1,000,000                        1,000,000
Swr. Auth. Participating
VRDN Series MS 98-29, 4.09%
(Liquidity Facility Bank of
America National Trust &
Savings Assoc) (a)(c)

                                                                   4,575,000

FLORIDA - 7.6%

Brevard County Hsg. Fin.          2,180,000                        2,180,000
Auth. (Sun Pointe Bay Apts.
Proj.) Series 1993, 4.1%
(Continental Casualty Co.
Guaranteed), VRDN (a)

Dade County Spl. Rev. (Young      4,570,000                        4,570,000
Fair & Exposition Proj.)
4.05%, LOC SunTrust Bank,
Miami NA, VRDN (a)

Eustis Multi-Purp. Rev.           1,200,000                        1,200,000
Series 1997 A, 4.05%, LOC
SunTrust Bank, Central
Florida, NA, VRDN (a)

Florida Board of Ed. Lottery      2,390,000                        2,394,405
Rev. Bonds Series B,  4.5%
7/1/99 (FGIC Insured)

Florida Cap. Projects Fin.        9,400,000                        9,400,000
Auth. Rev. (Florida Hosp.
Assoc. Cap. Proj.) Series
1998 A, 4.05% (FSA Insured),
VRDN (a)

Florida Dept. of Envir.           2,000,000                        2,000,000
Protection Participating
VRDN Series FR/RI-A18, 4.1%
(Liquidity Facility Nat'l.
Westminster Bank PLC) (a)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

FLORIDA - CONTINUED

Florida Muni. Pwr. Agcy.         $ 1,100,000                      $ 1,100,000
Series A, 3.05% 5/3/99, LOC
First Union Nat'l. Bank of
North Carolina, CP

Highlands County Health           5,000,000                        5,000,000
Facilities Auth. Rev.
(Adventist Health Sys.
Sunbelt Proj.) Series B,
4.05% (MBIA Insured), VRDN
(a)

Indian River County Hosp.
District Hosp. Rev. Bonds:

3.15% tender 7/22/99, LOC         1,800,000                        1,800,000
Kredietbank NV, CP mode

3.2% tender 7/23/99, LOC          4,000,000                        4,000,000
Kredietbank NV, CP mode

Jacksonville Health               2,835,000                        2,835,000
Facilities Auth.
Participating VRDN Series
1996 M, 4.01% (Liquidity
Facility Caisse des Depots
et Consignations) (a)(c)

Lee County Hosp. Board Hosp.
Rev. Bonds (Lee Memorial
Hosp. Proj.):

Series 1995 A, 3.2% tender        2,600,000                        2,600,000
5/10/99 (Liquidity Facility
SunTrust Bank, Central
Florida, NA), CP mode

Series 1997 B, 3.25% tender       1,100,000                        1,100,000
6/10/99 (Liquidity Facility
SunTrust Bank, Central
Florida, NA), CP mode

Orlando Util. Commission Wtr.     1,000,000                        1,035,504
& Elec. Rev. Bonds
Sub-Series C, 7% 10/1/23
(Pre-Refunded to 10/1/1999 @
102) (b)

Pasco County Hsg. Fin. Auth.      2,000,000                        2,000,000
Multi-family Hsg. Rev.
(Carlton Arms of Magnolia
Valley) Series 1985, 4.125%,
LOC First Union Nat'l. Bank
of North Carolina, VRDN (a)

Pensacola Rev. (Harborview        2,740,000                        2,740,000
Corp. Proj.) 4.05%, LOC
Amsouth Bank, Birmingham,
VRDN (a)

Sarasota County Hosp.             1,000,000                        1,000,000
District Hosp. Rev. Bonds
(Sarasota Memorial Hosp.
Proj.) Series A, 3.2% tender
8/12/99 (Liquidity Facility
SunTrust Bank, Central
Florida, NA), CP mode

Sunrise Util. Sys.                1,800,000                        1,800,000
Participating VRDN Series
SGB 16, 4.08% (Liquidity
Facility Societe Generale,
France) (a)(c)

Volusia County Hsg. Fin.          4,500,000                        4,500,000
Auth. Multi-family Hsg. Rev.
(Arbors Apts) Series 1997 A,
4.05%, LOC Republic Nat'l.
Bank, New York, LOC Cr.
Lyonnais, VRDN (a)

                                                                   53,254,909

GEORGIA - 7.1%

Bartow County Dev. Auth.          2,350,000                        2,350,000
Poll. Cont. Rev. (Georgia
Pwr. Co.) Series 1998, 4.3%,
VRDN (a)

Brooks County Dev. Auth. Rev.     2,400,000                        2,400,000
(Presbyterian Home, Inc.
Proj.) 4.05%, LOC SunTrust
Bank of Atlanta, VRDN (a)

DeKalb County Dev. Auth. Rev.     3,500,000                        3,500,000
(Marist School, Inc. Proj.)
Series 1999, 4.05%, LOC
SunTrust Bank of Atlanta,
VRDN (a)

DeKalb County Multi-family        2,300,000                        2,300,000
Hsg. Rev. (Post Walk Proj.)
4.05% (Fannie Mae
Guaranteed), VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

GEORGIA - CONTINUED

Fulco Hosp. Auth. Rev.           $ 1,600,000                      $ 1,600,000
(Piedmont Hosp. Proj.)
4.05%, LOC SunTrust Bank of
Atlanta, VRDN (a)

Fulton County Hsg. Auth.
Multi-family Hsg. Rev. Rfdg.:

(Champions Green Apts. Proj.)     5,670,000                        5,670,000
Series 1994 B, 4.05%, LOC
Southtrust Bank Alabama,
VRDN (a)

(Spring Creek Crossing Proj.)     2,600,000                        2,600,000
4.15%, LOC Wachovia Bank NA,
VRDN (a)

Georgia Gen. Oblig. Bonds         4,955,000                        5,065,272
Series A, 5.8% 3/1/00

Georgia Muni. Elec. Auth.:

Bonds (Gen. Resolution Proj.)     1,300,000                        1,300,000
3.15% tender 7/21/99, LOC
Morgan Guaranty Trust Co.,
NY, CP mode

Series B, 3.25% 7/20/99, CP       1,400,000                        1,400,000

Macon-Bibb County Hosp. Auth.     1,455,000                        1,455,000
Rev. (Med. Ctr. of Central
Georgia) 4.05%, LOC SunTrust
Bank of Atlanta, VRDN (a)

Marietta Hsg. Auth.               2,800,000                        2,800,000
Multi-family Hsg. Rev. Rfdg.
(Wood Pointe Apts.) Series
1993, 4.1%, LOC First Union
Nat'l. Bank of North
Carolina, VRDN (a)

Metro. Atlanta Rapid Transit
Auth. Participating VRDN:

Series 59, 4.09% (Liquidity       1,080,000                        1,080,000
Facility Morgan Stanley,
Dean Witter & Co.) (a)(c)

Series PT 1064, 4.01%             5,125,000                        5,125,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(c)

Rockdale Co. Hosp. Auth. Rev.     1,440,000                        1,440,000
Series 1994, 4.05%, LOC
SunTrust Bank of Atlanta,
VRDN (a)

Savannah Econ. Dev. Auth.         1,400,000                        1,400,000
Rev. Rfdg. (La Quinta Motor
Inns, Inc. Proj.) Series
1991, 4.05%, LOC NationsBank
NA, VRDN (a)

South Georgia Hosp. Auth.         8,000,000                        8,000,000
Rev. Series 1999 A, 4%
(AMBAC Insured), VRDN (a)

                                                                   49,485,272

HAWAII - 0.3%

Hawaii Participating VRDN         2,065,000                        2,065,000
Series PA 483, 4.01%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

IDAHO - 0.2%

Caribou County Poll. Cont.        1,500,000                        1,500,000
Rev. Rfdg. (Monsanto Co.
Proj.) Series 1990, 4%, VRDN
(a)

ILLINOIS - 9.8%

Chicago Participating VRDN:

Series 1997 V, 4.05%              1,800,000                        1,800,000
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

ILLINOIS - CONTINUED

Chicago Participating VRDN: -
continued

Series PT 1031, 4.01%            $ 7,920,000                      $ 7,920,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(c)

Series PT 129, 4.11%              1,905,000                        1,905,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

Chicago O'Hare Int'l. Arpt.       2,300,000                        2,300,000
Rev. (American Airlines)
Series 1983 D, 4.3%, LOC
Royal Bank of Canada, VRDN
(a)

Chicago Sales Tax                 4,900,000                        4,900,000
Participating VRDN Series
FR/RI 24, 4.1% (Liquidity
Facility Bank of New York
NA) (a)(c)

Chicago School Reform Board
Participating VRDN:

Series 1996, 4.16% (Liquidity     3,400,000                        3,400,000
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(c)

Series 1998-115, 4.09%            2,800,000                        2,800,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(c)

Series FR/RI 98-39, 4.1%          1,900,000                        1,900,000
(Liquidity Facility
Commerzbank AG) (a)(c)

Chicago Tax Increment Alloc.      2,800,000                        2,800,000
Rev. (Stockyards Southeast
Quad) Series 1996 B, 4.05%,
LOC Northern Trust Co.,
Chicago, VRDN (a)

Illinois Ed. Facilities Auth.     1,400,000                        1,400,000
Participating VRDN Series
981302, 4.06% (Liquidity
Facility Citibank, New York
NA) (a)(c)

Illinois Edl. Facilities          1,400,000                        1,400,000
Auth. Rev. (Art Institute of
Chicago) Series 1996, 4.05%,
VRDN (a)

Illinois Health Facilities
Auth.:

Participating VRDN Series PT      3,350,000                        3,350,000
113, 4.01% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

(Little Co. of Mary Hosp.)        20,300,000                       20,299,999
Series 1997 B, 4.05% (MBIA
Insured), VRDN (a)

Rfdg. (Franciscan Eldercare       1,200,000                        1,200,000
Cmnty. Svc.) Series 1996 C,
4%, LOC LaSalle Nat'l. Bank,
Chicago, VRDN (a)

Illinois Hsg. Dev. Auth.          1,475,000                        1,475,000
Homeowner Mtg. Rev. Bonds
Series 1998 F1, 3.4%, tender
10/7/99

Illinois Reg'l. Trans. Auth.
Participating VRDN:

Series SGB 10, 4.08%              1,645,000                        1,645,000
(Liquidity Facility Societe
Generale, France) (a)(c)

Series SGB 19, 4.08%              1,000,000                        1,000,000
(Liquidity Facility Societe
Generale, France) (a)(c)

Lombard Ind. Proj. Rev. Rfdg.     3,375,000                        3,375,000
(B&H Partnership Proj.)
Series 1995, 4.35%, LOC
Comerica Bank, Detroit, VRDN
(a)

McCook Rev. (Saint Andrew         1,300,000                        1,300,000
Society) Series 1996 A,
4.1%, LOC Northern Trust
Co., Chicago, VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

ILLINOIS - CONTINUED

Schaumberg Ind. Dev. Rev.        $ 1,520,000                      $ 1,520,000
Rfdg. (La Quinta Motor Inns,
Inc. Proj.) Series 1991,
4.05%, LOC NationsBank NA,
VRDN (a)

Springfield Cmnty. Impt. Rev.     250,000                          250,000
(Kent Family, Inc. Proj.)
4.05%, LOC PNC Bank NA, VRDN
(a)

Winnebago County Rev. (Mill       745,000                          745,000
Proj.) Series 1996, 4.05%,
LOC Bank One, Illinois NA,
VRDN (a)

                                                                   68,684,999

INDIANA - 2.7%

Fort Wayne Poll. Cont. Rev.       6,700,000                        6,700,000
(Gen. Motors Corp. Proj.)
4%, VRDN (a)

Richmond Econ. Dev. Rev.          8,350,000                        8,350,000
(Friends Fellowship Cmnty.
Proj.) Series 1997, 4.05%,
LOC Bank One, Indiana NA,
VRDN (a)

South Bend Cmnty. School          1,100,000                        1,102,491
Corp. TAN 3.5% 12/31/99

Sullivan Poll. Cont. Rev.
Bonds (Hoosier Energy Rural
Elec. Coop.):

3.05% tender 9/10/99 (Nat'l.      1,000,000                        1,000,000
Rural Util. Coop. Fin. Corp.
Guaranteed), CP mode

3.15% tender 8/10/99 (Nat'l.      1,700,000                        1,700,000
Rural Util. Coop. Fin. Corp.
Guaranteed), CP mode

                                                                   18,852,491

KANSAS - 0.6%

Burlington Poll. Cont. Rev.       1,400,000                        1,400,000
Bonds (Kansas Elec. Pwr.)
Series 1985 C1, 3.1% tender
5/4/99 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

La Cygne Envir. Impt. Rev.        2,500,000                        2,500,000
Rfdg. (Kansas City Pwr. &
Lt. Co.) Series 1994, 3.9%,
VRDN (a)

                                                                   3,900,000

KENTUCKY - 2.4%

Danville Multi-City Lease         1,000,000                        1,000,000
Bonds (Pooled Lease Fin.
Prog.) 3.15% tender 7/9/99,
LOC PNC Bank NA, CP mode

Georgetown Edl. Institution       1,315,000                        1,315,000
Impt. Rev. (Georgetown
College Proj.) Series 1992,
4.05%, LOC PNC Bank NA, VRDN
(a)

Jefferson County Poll. Cont.      1,635,000                        1,635,000
Rev. Bonds (Louisville Gas
and Elec. Co. Proj.) 3.05%
tender 9/10/99, CP mode

Kentucky Asset/Liability
Commission Gen. Fund Rev.:

Bonds First Series, 3.5%          1,500,000                        1,504,248
3/1/00

TRAN Series B, 4% 6/25/99         2,700,000                        2,702,663

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

KENTUCKY - CONTINUED

Louisville & Jefferson County    $ 2,840,000                      $ 2,840,000
Participating VRDN Series PT
69, 4.01% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

Middletown Rev. (Christian        5,500,000                        5,500,000
Academy Proj.) Series 1997,
4.05%, LOC Bank One,
Kentucky NA, VRDN (a)

                                                                   16,496,911

LOUISIANA - 1.4%

Caddo Parish Ind. Dev. Board      5,500,000                        5,500,000
(Atlas Proj.) 4.05%, LOC
Deutsche Bank AG, VRDN (a)

Calcasieu Ind. Dev. Board         4,450,000                        4,450,000
Poll. Cont. Rev. Rfdg. (PPG
Industries) Series 1992,
4.05%, VRDN (a)

                                                                   9,950,000

MARYLAND - 1.7%

Baltimore County Econ. Dev.       400,000                          400,000
Rev. Rfdg. (Blue Circle,
Inc. Proj.) Series 1992,
4.05%, LOC Den Danske Bank
Group AS, VRDN (a)

Baltimore County Gen. Oblig.      5,000,000                        5,000,000
(Oak Crest Village Proj.)
Series 1999 A, 3.95%, LOC
First Union Nat'l. Bank of
North Carolina, VRDN (a)

Howard County Consolidated        1,000,000                        1,000,000
Pub. Impt. BAN Series 1999
A, 3.07% 4/14/00

Maryland Hsg. & Cmnty. Dev.       1,800,000                        1,800,000
Participating VRDN Series
1997 P, 4.01% (Liquidity
Facility Caisse des Depots
et Consignations) (a)(c)

Montgomery County Hsg.            3,315,000                        3,315,000
Commission Participating
VRDN Series PA 40, 4.01%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

                                                                   11,515,000

MASSACHUSETTS - 2.7%

Hingham Gen. Oblig. BAN 3.75%     2,000,000                        2,003,465
9/30/99

Massachusetts Bay Trans.          15,000,000                       15,045,719
Auth. RAN Series 1998 B,
4.25% 9/3/99

Massachusetts Tpk. Auth.          1,925,000                        1,925,000
Participating VRDN Series
1997 N, 4.14% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(c)

                                                                   18,974,184

MICHIGAN - 0.7%

Michigan Bldg. Auth. Rev.         1,950,000                        1,950,000
Series 2, 3.15% 8/5/99, LOC
Canadian Imperial Bank of
Commerce, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Wayne Charter County Arpt.       $ 1,500,000                      $ 1,500,000
Rev. Participating VRDN
Series SG 122, 4.01%
(Liquidity Facility Societe
Generale, France) (a)(c)

Wayne-Westland Cmnty. Schools     1,320,000                        1,320,000
Participating VRDN Series
67, 4.09% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(c)

                                                                   4,770,000

MINNESOTA - 1.3%

Bloomington Port Auth. Spl.       300,000                          300,000
Tax Rev. Rfdg. (Mall of
America Proj.) Series 1996
B, 4.05% (FSA Insured), VRDN
(a)

Minnesota Participating VRDN      3,300,000                        3,300,000
Series SSB-ROC 2994, 4.08%
(Liquidity Facility
Commerzbank AG) (a)(c)

Minnesota Hsg. Fin. Agcy.         1,900,000                        1,900,000
Participating VRDN Series PT
114, 4.01% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

Minnetonka Multi-family Hsg.      1,300,000                        1,300,000
Rev. Rfdg. (Cliffs at
Ridgedale Proj.) Series
1995, 4.05% (Fannie Mae
Guaranteed), VRDN (a)

Red Wing Poll. Cont. Rev.         2,000,000                        2,000,000
(Northern States Pwr. Co.)
4.05%, VRDN (a)

                                                                   8,800,000

MISSISSIPPI - 0.3%

Jackson County Poll Cont.         1,800,000                        1,800,000
Rev. Rfdg. (Chevron USA,
Inc.) Series 1993 4.25%,
VRDN (a)

MISSOURI - 0.8%

Missouri Health & Edl.            5,800,000                        5,800,000
Facilities Auth. Rev.
(Lutheran Senior Svcs.)
Series 1996 B, 3.95%, LOC
LaSalle Nat'l. Bank,
Chicago, VRDN (a)

NEBRASKA - 1.2%

Nebraska Pub. Pwr. District
Rev. Series A:

3.1% 9/8/99, CP                   6,200,000                        6,200,000

3.2% 9/9/99, CP                   1,900,000                        1,900,000

                                                                   8,100,000

NEVADA - 1.8%

Clark County Participating        10,000,000                       10,000,000
VRDN Series SG 18, 4.08%
(Liquidity Facility Societe
Generale, France) (a)(c)

Nevada Gen. Oblig.                2,500,000                        2,500,000
Participating VRDN Series
SGB 97-31, 4.08% (Liquidity
Facility Societe Generale,
France) (a)(c)

                                                                   12,500,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW JERSEY - 0.3%

New Jersey Econ. Dev. Auth.      $ 2,000,000                      $ 2,000,000
Dock Facilities Rev. Rfdg.
(Bayonne/IMTT Bayonne Proj.)
Series 1993 B, 4.25%,  LOC
First Nat'l. Bank of
Chicago, VRDN (a)

NEW MEXICO - 0.2%

Bernalillo County Gross           1,600,000                        1,600,000
Receipt Tax Participating
VRDN  Series SGB 22, 4.08%
(Liquidity Facility Societe
Generale, France) (a)(c)

NEW YORK - 7.5%

Long Island Pwr. Auth.
Participating VRDN:

Series 1998 A, 4.01%              1,200,000                        1,200,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

Series PA 420, 4.01%              1,200,000                        1,200,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

Nassau County Gen. Oblig. BAN     3,500,000                        3,504,086
Series 1999 A, 3.5% 8/17/99

New York City Muni. Wtr. Fin.
Auth. Participating VRDN:

Series PT 1032, 4% (Liquidity     4,180,000                        4,180,000
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(c)

Series SGB 25, 4.06%              9,400,000                        9,400,000
(Liquidity Facility Societe
Generale, France) (a)(c)

New York City Transitional        4,900,000                        4,900,000
Fin. Auth. Participating
VRDN Series 1995, 4.03%
(Liquidity Facility Morgan
Stanley,  Dean Witter & Co.)
(a)(c)

New York State Energy             10,300,000                       10,300,000
Research & Dev. Auth.
Participating VRDN Series
943202, 4.01% (Liquidity
Facility Citibank, New York
NA) (a)(c)

New York State Local Govt.        2,400,000                        2,400,000
Assistance Corp.
Participating VRDN Series SG
99, 4% (Liquidity Facility
Societe  Generale, France)
(a)(c)

Rochester Gen. Oblig. BAN         15,021,000                       15,086,869
Series 1999 I, 3.5% 3/8/00

                                                                   52,170,955

NEW YORK & NEW JERSEY - 0.5%

Port Auth. New York & New         3,815,000                        3,815,000
Jersey Gen. Oblig.
Participating VRDN Series PT
1077, 4% (Liquidity
Facility BankAmerica Corp.)
(a)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NORTH DAKOTA - 0.1%

Oliver County Poll. Cont.        $ 1,000,000                      $ 1,000,000
Rev. Participating VRDN
Series MSDW 1998-12, 4.09%
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(c)

OHIO - 1.1%

Clinton County Hosp. Rev.         2,000,000                        2,000,000
(Cap., Inc. Pooled Fing.
Prog.) Series 1998, 4.05%,
LOC Fifth Third Bank,
Cincinnati, VRDN (a)

Columbus Gen. Oblig. Swr.         2,125,000                        2,147,533
Impt. Bonds 6.3% 9/15/99

Harrison County Econ. Dev.        1,665,000                        1,665,000
Rev. Rfdg. (Carriage of
Cadiz Proj.) 4%, LOC Key
Bank, NA, VRDN (a)

Sycamore Ohio Cmnty. School       2,000,000                        2,003,670
District BAN 4.2% 6/29/99

                                                                   7,816,203

PENNSYLVANIA - 5.3%

Berks County Ind. Dev. Auth.      530,000                          530,000
Manufacturing Facilities
Rev. (Construction Fasteners
Proj.) Series 1996 A, 4.1%,
LOC First Union Nat'l. Bank
of North Carolina, VRDN (a)

Dauphin County Gen. Auth. Rev.:

(All-Health Pooled Fing.
Prog.):

Series 1997 A, 4.05% (FSA         4,300,000                        4,300,000
Insured), VRDN (a)

Series 1997 B, 4.05% (FSA         5,000,000                        5,000,000
Insured) (BPA Cr. Swiss
First Boston, Inc.), VRDN (a)

(School District Pooled Fing.     7,600,000                        7,600,000
Prog.) 4.1% (AMBAC Insured)
(BPA Commerzbank AG), VRDN
(a)

North Pennsylvania Wtr. Auth.     1,030,000                        1,030,000
Wtr. Participating VRDN
Series SGA 30, 4.03%
(Liquidity Facility Societe
Generale, France) (a)(c)

Pennsylvania Econ. Dev. Fing.     500,000                          500,000
Auth. Econ. Dev. Rev.
(Lutheran Youth & Family
Svcs.) Series 1993 A, 4.05%,
LOC PNC Bank NA, VRDN (a)

Philadelphia Ind. Dev. Rev.       3,565,000                        3,565,000
Rfdg. (Paper Corp. of
America Proj.) 4.05%, LOC
SunTrust Bank of Atlanta,
VRDN (a)

Quakertown Hosp. Auth. Hosp.      1,400,000                        1,400,000
(Pooled Fing. Prog.) Series
1985-A, 4%, LOC PNC Bank NA,
VRDN (a)

York Gen. Auth. Pooled Fing.      13,195,000                       13,195,000
Rev. Series 1996, 4%, LOC
First Union Nat'l. Bank of
North Carolina, VRDN (a)

                                                                   37,120,000

SOUTH CAROLINA - 2.8%

South Carolina Edl.               5,780,000                        5,780,000
Facilities Auth. (Claflin
College) Series 1997, 4.15%,
LOC NationsBank NA, VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

SOUTH CAROLINA - CONTINUED

South Carolina Hsg. Fin. &       $ 9,415,000                      $ 9,415,000
Hsg. Dev. Auth. Multi-family
Rev. Rfdg.
(Spartanburg-Oxford Proj.)
Series 1990 D, 4.1%
(Continental Casualty Co.
Guaranteed), VRDN (a)

South Carolina Jobs Econ.         4,330,000                        4,330,000
Dev. Auth. Rev. (Saint
Francis Hosp.) 4.25%, LOC
Chase Manhattan Bank, VRDN
(a)

                                                                   19,525,000

TENNESSEE - 1.2%

Chattanooga Health Ed. & Hsg.     2,500,000                        2,500,000
(McCallie School Proj.)
Series 1998, 4.05%, LOC
SunTrust Bank of Atlanta,
VRDN (a)

Memphis Gen. Impt.                1,200,000                        1,200,000
Participating VRDN Series
SGB 23, 4.08% (Liquidity
Facility Societe Generale,
France) (a)(c)

Sevier County Pub. Bldg.          1,250,000                        1,250,000
Auth. Rev. Series 2D3, 4%
(AMBAC Insured), VRDN (a)

Shelby County Participating       2,600,000                        2,600,000
VRDN Series SGB 21, 4.08%
(Liquidity Facility Societe
Generale, France) (a)(c)

Tusculum Health Ed. & Hsg.        1,000,000                        1,000,000
Facilities Rev. (Tusculum
College Proj.) Series 1998,
4.05%, LOC SunTrust Bank,
Nashville NA, VRDN (a)

                                                                   8,550,000

TEXAS - 16.4%

Austin Hsg. Fin. Corp.            1,000,000                        1,000,000
Multi-family Hsg. Rev.
(Riverchase Proj.) Series
1985 A, 3.85%,  LOC
Household Fin. Corp., VRDN
(a)

Austin Independent School
District Variable Rate TRAN

3.72% 8/31/99 (a)(d)              2,100,000                        2,100,000

Brazos River Hbr. Navigation
District Rev. Bonds  (Dow
Cemical Proj.):

Series 1990, 3.15% tender         1,000,000                        1,000,000
5/10/99, CP mode

Series 1991, 3.15% tender         4,000,000                        4,000,000
5/4/99, CP mode

Coastal Wtr. Auth.                1,040,000                        1,040,000
Participating VRDN Series 97
J, Class A, 4.01% (Liquidity
Facility Caisse des Depots
et Consignations) (a)(c)

Colorado River Muni. Wtr.         2,564,000                        2,564,000
District Participating VRDN
Series PA 187, 4.01%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

Comal County Health               2,100,000                        2,100,000
Facilities Dev. Rev.
(McKenna Memorial Health
Sys.) 4.05%, LOC Chase Bank
of Texas NA, VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

TEXAS - CONTINUED

Dallas Area Rapid Transit
Sales Tax Rev. Series A:

3.15% 5/4/99, LOC Bayerische     $ 1,500,000                      $ 1,500,000
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

3.2% 7/23/99, LOC Bayerische      1,000,000                        1,000,000
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

Dallas Wtr. & Swr. Sys. Rev.      1,211,000                        1,211,000
Series B, 3.25% 7/22/99, CP

Denton Util. Sys. Rev. Rfdg.      1,000,000                        1,000,000
Participating VRDN Series
SGA 32, 4.03% (Liquidity
Facility Societe Generale,
France) (a)(c)

El Paso Ind. Dev. Auth. Rev.      950,000                          950,000
Rfdg. (La Quinta Motor Inns,
Inc. Proj.) Series 1991,
4.05%, LOC NationsBank NA,
VRDN (a)

El Paso Wtr. & Swr. Rev.          2,000,000                        2,000,000
Series A, 3.15% 8/19/99, CP

Farmers Branch Ind. Dev.          1,300,000                        1,300,000
Corp. Rev. Rfdg. (PPG Ind.,
Inc. Proj.) Series 1992,
4.05%, VRDN (a)

Georgetown Health Facilities      1,900,000                        1,900,000
Dev. Corp. Rev. (Georgetown
Healthcare Sys. Proj.)
Series 1997 B, 4.05%, LOC
Chase Bank of Texas NA, VRDN
(a)

Greater East Texas Higher Ed.     1,000,000                        1,000,000
Auth. Student Ln. Rev. Rfdg.
Bonds Series 1992 A, 3.55%,
tender 9/1/99, LOC Student
Ln. Marketing Assoc.

Harris County Dev. Corp.          1,400,000                        1,400,000
(Johann Haltermann) Series
1996 A, 4.05%, LOC Chase
Bank of Texas NA, VRDN (a)

Houston Gen. Oblig. Series A,     4,000,000                        4,000,000
3.1% 8/19/99, CP

Houston Higher Ed. Fin. Corp.     9,500,000                        9,500,000
(The Graduate Apts., Inc.
Proj.) 4.05%, LOC Chase Bank
of Texas NA, VRDN (a)

Houston Wtr. & Swr. Sys.:

Participating VRDN Series         1,720,000                        1,720,000
FR/RI 32, 4.1% (Liquidity
Facility Bank of New York
NA) (a)(c)

Series A, 3.15% 8/5/99, CP        1,300,000                        1,300,000

North Central Texas Health
Facilities Bonds (Dallas
Methodist Hosp. Proj.)
Series 1998:

3.15% tender 8/13/99 (AMBAC       9,000,000                        9,000,000
Insured), CP mode

3.2% tender 8/12/99 (AMBAC        1,200,000                        1,200,000
Insured), CP mode

Nueces River Ind. Dev. Auth.      1,000,000                        1,000,000
Poll. Cont. Rev. Rfdg. Bonds
(San Miguel Elec. Coop.,
Inc.) Series 1984, 3.2%
tender 7/1/99 (Nat'l. Rural
Util. Coop. Fin. Corp.
Guaranteed), CP mode

Plano Health Facilities Dev.      1,000,000                        1,000,000
Corp. Hosp. Rev. Bonds 3.1%
tender 5/3/99 (MBIA Insured)
(BPA Chase Bank of Texas
NA), CP mode

San Antonio Arpt. Sys.            8,805,000                        8,805,000
Participating VRDN Series
96C4305, 4.06% (Liquidity
Facility Citibank, New York
NA) (a)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

TEXAS - CONTINUED

San Antonio Elec. & Gas Sys.     $ 1,000,000                      $ 1,000,000
Participating VRDN Series SG
105, 4.01% (Liquidity
Facility Societe Generale,
France) (a)(c)

San Antonio Wtr. Rev.             6,800,000                        6,800,000
Participating VRDN Series
96-4306 4.06% (Liquidity
Facility Citibank, New York
NA) (a)(c)

Spring Branch Independent         1,000,000                        1,000,000
School District
Participating VRDN Series PA
285, 4.01% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

Tarrant County Health             2,575,000                        2,575,000
Facilities Rev. (Adventist
Health Sys. Sunbelt) Series
1996 A, 4%, LOC SunTrust
Bank, Central Florida, NA,
VRDN (a)

Texarkana Ind. Dev. Corp.         1,840,000                        1,840,000
Ind. Dev. Rev. (La Quinta
Motor Inns, Inc. Proj.)
Series 1991, 4.05%, LOC
NationsBank NA, VRDN (a)

Texas:

Gen. Oblig. TRAN Notes 98-99,     18,900,000                       18,990,804
4.5% 8/31/99

Wtr. Dev. Board Series 1992       3,400,000                        3,400,000
A, 4.3% (BPA Canadian
Imperial Bank of Commerce),
VRDN (a)

Texas Assoc. of School Board      1,900,000                        1,900,000
TAN Series 1998 A, 4% 8/31/99

Texas Small Bus. Ind. Dev.        8,400,000                        8,400,000
Corp. Ind. Dev. Rev. (Texas
Pub. Facilities Cap. Access
Prog.) 4.05%, LOC KBC Bank,
NV, VRDN (a)

Univ. of Texas:

Participating VRDN Series         2,900,000                        2,900,000
98-97, 4.09% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(c)

Rev. Fin. Sys. Series A, 3.2%     1,390,000                        1,390,000
7/22/99, CP

                                                                   114,785,804

UTAH - 3.4%

Intermountain Pwr. Agcy.:

Series 1997 B2:

3.1% 5/3/99, CP                   11,600,000                       11,600,000

3.15% 8/19/99, CP                 2,700,000                        2,700,000

3.2% 7/22/99, CP                  2,000,000                        2,000,000

Series 1998 B5, 3.2% 7/22/99,     1,300,000                        1,300,000
CP

Timpanogos Spl. Svcs.             6,150,000                        6,150,000
Participating VRDN Series SG
83, 4.01% (Liquidity
Facility Societe Generale,
France) (a)(c)

                                                                   23,750,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

VERMONT - 0.5%

Vermont Edl. & Health Bldg.      $ 1,500,000                      $ 1,500,000
Fin. Bonds (Middlebury
College Proj.) Series 1988
A, 3.1%, tender 11/1/99

Vermont Hsg. Fin. Agcy.           1,995,000                        1,995,000
Single Family Hsg. Rev.
Series 10D, 3.1% 4/28/00
(FSA Insured)

                                                                   3,495,000

VIRGINIA - 3.2%

Chesapeake Ind. Dev. Auth.        1,000,000                        1,000,000
Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.) Series 1985, 3.1%
tender 8/11/99, CP mode

Chesterfield County Ind. Dev.
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.):

Series 1987 A, 3.1% tender        1,000,000                        1,000,000
8/13/99, CP mode

Series B:

3.1% tender 5/5/99, CP mode       1,000,000                        1,000,000

3.1% tender 7/23/99, CP mode      2,335,000                        2,335,000

3.15% tender 8/6/99, CP mode      1,000,000                        1,000,000

Fairfax County Pub. Impt.         1,000,000                        1,000,000
Participating VRDN Series PA
149, 4.01% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

Louisa Ind. Dev. Auth. Poll.      2,000,000                        2,000,000
Cont. Rev. Bonds (Virginia
Elec. Pwr. Co. Proj.) Series
1985, 3.1% tender 7/23/99,
CP mode

Richmond Pub. Util. Rev.          10,000,000                       10,000,000
Series 1998 A, 4.05%, VRDN
(a)

Virginia Beach Ind. Dev.          1,825,000                        1,825,000
Auth. Rev. Rfdg. (La Quinta
Inns, Inc. Proj.) Series
1993, 4.05%, LOC NationsBank
NA, VRDN (a)

York County Ind. Dev. Auth.       1,000,000                        1,000,000
Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.) Series 1985, 3.15%
tender 7/9/99, CP mode

                                                                   22,160,000

WASHINGTON - 4.7%

Seattle Ltd. Tax                  5,000,000                        5,000,000
Participating VRDN Series
SGB 12, 4.08% (Liquidity
Facility Societe Generale,
France) (a)(c)

Washington:

Participating VRDN:

Series 1993 C, Class A, 4.06%     5,395,000                        5,395,000
(Liquidity Facility
Citibank, New York NA) (a)(c)

Series SGA 35, 4.03%              1,000,000                        1,000,000
(Liquidity Facility Societe
Generale, France) (a)(c)

Series SGA 36, 4.03%              2,260,000                        2,260,000
(Liquidity Facility Societe
Generale, France) (a)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

WASHINGTON - CONTINUED

Washington: - continued

Series SGB 11, 4.08%             $ 1,000,000                      $ 1,000,000
(Liquidity Facility Societe
Generale, France) (a)(c)

Series SGB 9, 4.08%               900,000                          900,000
(Liquidity Facility Societe
Generale, France) (a)(c)

Various Purp. Rev. Rfdg.          2,500,000                        2,511,020
Bonds Series R-98B, 4% 1/1/00

Washington Health Care            4,000,000                        4,000,000
Facilities Auth. Rev. (Fred
Huchinson Cancer Research
Proj.) Series 1991 A, 4.4%,
LOC Morgan Guaranty Trust
Co., NY, VRDN (a)

Washington Participating VRDN     6,600,000                        6,600,000
Series 984703, 4.06%
(Liquidity Facility
Citibank, New York NA) (a)(c)

Washington Pub. Pwr. Supply       4,100,000                        4,100,000
Sys. Nuclear Proj. #1
Participating VRDN Series
1997 B, 4.06% (a)(c)

                                                                   32,766,020

WISCONSIN - 0.4%

Milwaukee Gen. Oblig. RAN         1,000,000                        1,002,238
Series 1999 A, 3.5% 2/24/00

Wisconsin Trans. Rev. Series      1,497,000                        1,497,000
1997, 3.2% 9/10/99, CP

                                                                   2,499,238

WYOMING - 0.5%

Lincoln County Poll. Cont.        3,300,000                        3,300,000
Rev. Rfdg. Bonds Series
1991, 3.1% tender 8/23/99,
LOC UBS, AG, CP mode

Wyoming Cmnty. Dev. Auth.         340,000                          340,000
Hsg. Participating VRDN
Series PT 112, 4.01%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

                                                                   3,640,000

MULTIPLE STATES - 0.4%

Stephens Equity Trust I           2,782,035                        2,782,035
Participating VRDN Series
1996, 4.16%, LOC Bayerische
Hypo-und Vereinsbank AG
(a)(c)

TOTAL INVESTMENT IN                                              $ 698,350,149
SECURITIES - 100%

Total Cost for Income Tax Purposes                               $ 698,350,149

SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE
       ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Security collateralized by an amount sufficient to pay interest and principal.

(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                     ACQUISITION DATE     COST

Austin Independent School    10/20/98 - 11/17/98  $ 2,100,000
District Variable Rate TRAN
3.72% 8/31/99

OTHER INFORMATION

At the end of the period, restricted securities (excluding 144A issues) amounted to $2,100,000 or 0.3% of net assets.

INCOME TAX INFORMATION

At October 31, 1998, the fund had a capital loss carryforward of approximately $68,000 of which $65,000 and $3,000 will expire on October 31, 2004 and 2005, respectively.

TAX-EXEMPT FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 698,350,149
value -  See accompanying
schedule

Cash                                          167,025

Receivable for fund shares                    10,231,587
sold

Interest receivable                           4,520,720

 TOTAL ASSETS                                 713,269,481

LIABILITIES

Payable for investments        $ 22,517,722
purchased

Payable for fund shares         12,881,368
redeemed

Distributions payable           105,969

Accrued management fee          84,949

Distribution fees payable       182,680

Other payables and accrued      177,106
expenses

 TOTAL LIABILITIES                            35,949,794

NET ASSETS                                   $ 677,319,687

Net Assets consist of:

Paid in capital                              $ 677,416,364

Accumulated net realized gain                 (96,677)
(loss) on investments

NET ASSETS                                   $ 677,319,687

DAILY MONEY CLASS: NET ASSET                  $1.00
VALUE, offering price and
redemption price per   share
($487,155,412 (divided by)
487,224,726 shares)

CAPITAL RESERVES CLASS: NET                   $1.00
ASSET VALUE, offering price
and redemption price per
share ($190,164,275 (divided
by) 190,191,335 shares)

STATEMENT OF OPERATIONS
                              SIX MONTHS ENDED APRIL 30,
                                        1999 (UNAUDITED)

INTEREST INCOME                            $ 11,056,086

EXPENSES

Management fee                 $ 879,276

Transfer agent fees             781,748

Distribution fees               1,111,946

Accounting fees and expenses    58,863

Non-interested trustees'        1,253
compensation

Custodian fees and expenses     30,610

Registration fees               194,322

Audit                           17,175

Miscellaneous                   33,729

 Total expenses before          3,108,922
reductions

 Expense reductions             (598,907)   2,510,015

NET INTEREST INCOME                         8,546,071

Realized and Unrealized Gain                (28,743)
(Loss)
Net realized gain (loss) on
investment securities

Increase (decrease) in net                  (30)
unrealized gain from
accretion of discount

NET GAIN (LOSS)                             (28,773)

NET INCREASE IN NET ASSETS                 $ 8,517,298
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 8,546,071                 $ 19,827,079

 Net realized gain (loss)         (28,743)                    55,913

 Increase (decrease) in net       (30)                        30
unrealized gain from
accretion of discount

 NET INCREASE (DECREASE) IN       8,517,298                   19,883,022
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (8,546,071)                 (19,827,079)
from net interest income

Share transactions - net          (27,488,303)                59,546,704
increase (decrease)

  TOTAL INCREASE (DECREASE)       (27,517,076)                59,602,647
IN NET ASSETS

NET ASSETS

 Beginning of period              704,836,763                 645,234,116

 End of period                   $ 677,319,687               $ 704,836,763


TAX-EXEMPT FUND
FINANCIAL STATEMENTS - CONTINUED


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998        1997     1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                          $ 1.000     $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Investment
Operations

Net interest  income              .012                             .030           .031     .030     .033     .022

Less Distributions

From net interest income          (.012)                           (.030)         (.031)   (.030)   (.033)   (.022)

Net asset value, end of period   $ 1.000                          $ 1.000      $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN B, C                 1.25%                            3.03%          3.10%    3.02%    3.36%    2.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 487                            $ 519        $ 469    $ 500    $ 559    $ 454
(in millions)

Ratio of expenses to average      .65% A, D                        .65% D         .65% D   .65% D   .65% D   .65% D
net assets

Ratio of net  interest income     2.49% A                          2.99%          3.06%    2.98%    3.31%    2.17%
to average  net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS

                                 SIX MONTHS ENDED APRIL 30, 1999  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998                     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                          $ 1.000                  $ 1.000000
period

Income from Investment
Operations

Net interest income               .011                             .027                     .000078

Less Distributions

From net interest income          (.011)                           (.027)                   (.000078)

Net asset value, end of period   $ 1.000                          $ 1.000                  $ 1.000000

TOTAL RETURN B, C                 1.12%                            2.78%                    .01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 190                            $ 186                    $ 177
millions)

Ratio of expenses to average      .90% A, D                        .90% D                   .90% A, D
net assets

Ratio of net interest income      2.25% A                          2.73%                    2.81% A
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES).

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the funds") are funds of Newbury Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each Fund is authorized to issue an unlimited number of shares.

Prime and Tax-Exempt each offer two classes of shares, Daily Money Class and Capital Reserves Class whereas Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class, and Advisor C Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For
Tax-Exempt, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. JOINT TRADING ACCOUNT.

At the end of the period, Treasury had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments having variable rates are calculated based on the rate at period end. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING

DATED JANUARY 15, 1999, DUE JUNE 14, 1999                      AT 4.7%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100.0%
Aggregate principal amount of agreements                       $250,000,000
Aggregate maturity amount of agreements                        $254,895,833
Aggregate market value of transferred assets                   $255,612,399
Coupon rates of transferred assets                             0.00% to 14.00%
Maturity dates of transferred assets                           8/12/99 to 2/15/26

3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED

DATED MARCH 15, 1999, DUE JUNE 14, 1999                        AT 4.72%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100.0%
Aggregate principal amount of agreements                       $250,000,000
Aggregate maturity amount of agreements                        $252,982,778
Aggregate market value of transferred assets                   $255,235,121
Coupon rates of transferred assets                             0.00% to 11.63%
Maturity dates of transferred assets                           8/31/99 to 11/15/27

DATED MARCH 30, 1999, DUE JUNE 30, 1999                        AT 4.75%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100.0%
Aggregate principal amount of agreements                       $500,000,000
Aggregate maturity amount of agreements                        $506,069,444
Aggregate market value of transferred assets                   $511,224,797
Coupon rates of transferred assets                             0.00% to 14.00%
Maturity dates of transferred assets                           8/12/99 to 2/15/26

DATED APRIL 30, 1999, DUE MAY 3, 1999                          AT 4.88%
Number of dealers or banks                                     9
Maximum amount with one dealer or bank                         26.1%
Aggregate principal amount of agreements                       $726,754,000
Aggregate maturity amount of agreements                        $727,049,729
Aggregate market value of transferred assets                   $742,857,819
Coupon rates of transferred assets                             0.00% to 10.38%
Maturity dates of transferred assets                           5/13/99 to 8/15/27

DATED APRIL 30, 1999, DUE MAY 3, 1999                          AT 4.89%
Number of dealers or banks                                     17
Maximum amount with one dealer or bank                         9.1%
Aggregate principal amount of agreements                       $4,744,958,000
Aggregate maturity amount of agreements                        $4,746,892,112
Aggregate market value of transferred assets                   $4,848,308,450
Coupon rates of transferred assets                             0.00% to 13.88%
Maturity dates of transferred assets                           5/13/99 to 8/15/28


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of 0.25% of the fund's average net assets.

SUB-ADVISER FEE. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

DAILY MONEY CLASS         .25%

CAPITAL RESERVES CLASS    .50%

ADVISOR B CLASS           1.00%*

ADVISOR C CLASS           1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

                                 PAID TO FDC   RETAINED BY FDC

TREASURY - DAILY MONEY CLASS     $ 1,622,358   $ 29,782

TREASURY - CAPITAL RESERVES       1,527,555     -
CLASS

TREASURY - ADVISOR B CLASS        332,199       250,546

TREASURY - ADVISOR C CLASS        110,195       79,988

                                 $ 3,592,307   $ 360,316

PRIME - DAILY MONEY CLASS        $ 4,543,356   $ 75,956

PRIME - CAPITAL RESERVES CLASS    6,367,408     -

                                 $ 10,910,764  $ 75,956

TAX-EXEMPT - DAILY MONEY CLASS   $ 646,605     $ 38,585

TAX-EXEMPT - CAPITAL RESERVES     465,341       -
CLASS

                                 $ 1,111,946   $ 38,585

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B Class share redemptions occurring within six years of purchase and Treasury - Advisor C Class share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 0% for Treasury - Advisor B Class and 1% for Advisor C Class, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. When Advisor B Class shares and Advisor C Class shares are initially sold, FDC pays commissions from its own resources to dealers through which the sales are made. For the period, FDC received contingent deferred sales charges of $443,706 and $22,509 for Treasury - Advisor B Class and Treasury - Advisor C Class, respectively.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt. UMB Bank n.a. (UMB) is the custodian and transfer and shareholder servicing agent for Tax-Exempt. UMB has entered into a sub-contract with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:

                                 TRANSFER AGENT   AMOUNT      % OF AVERAGE NET ASSETS*

TREASURY - DAILY MONEY CLASS     FIIOC           $ 1,496,542   .23

TREASURY - CAPITAL RESERVES      FIIOC            772,455      .25
CLASS

TREASURY - ADVISOR B CLASS       FIIOC            74,539       .22

TREASURY - ADVISOR C CLASS*      FIIOC            27,805       .25

                                                 $ 2,371,341

PRIME - DAILY MONEY CLASS        FIIOC           $ 4,197,856   .23

PRIME - CAPITAL RESERVES CLASS   FIIOC            2,826,886    .22

                                                 $ 7,024,742

TAX-EXEMPT - DAILY MONEY CLASS   UMB             $ 574,225     .22

TAX-EXEMPT - CAPITAL RESERVES    UMB              207,523      .22
CLASS

                                                 $ 781,748


* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, Treasury, Prime and Tax-Exempt paid premiums of $10,691, $247,374 and $32,936, respectively, to FIDFUNDS, all of which are reimbursed by FMR.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:

                                 FMR EXPENSE LIMITATIONS  REIMBURSEMENT

TREASURY - DAILY MONEY CLASS      0.65%                   $ 764,062

TREASURY - CAPITAL RESERVES      0.90%                     414,090
CLASS

TREASURY - ADVISOR B CLASS       1.40%                     36,724

TREASURY - ADVISOR C CLASS       1.40%                     15,087

                                                          $ 1,229,963

PRIME - DAILY MONEY CLASS         0.65%                   $ 2,247,243

PRIME - CAPITAL RESERVES CLASS    0.90%                    1,460,075

                                                          $ 3,707,318

TAX-EXEMPT - DAILY MONEY CLASS    0.65%                   $ 433,172

TAX-EXEMPT - CAPITAL RESERVES     0.90%                    156,961
CLASS

                                                          $ 590,133

In addition, each fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, custodian fees were reduced by $8,774 for Tax-Exempt under the custodian arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, two shareholders were record owners of approximately 17% and 14%, respectively, of the total outstanding shares of Treasury.
7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:


FROM NET INTEREST INCOME         SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED OCTOBER 31, 1998  A

TREASURY - DAILY MONEY CLASS     $ 27,573,987                     $ 61,024,076

TREASURY - CAPITAL RESERVES       12,262,726                       14,650,449
CLASS

TREASURY - ADVISOR B CLASS        1,162,783                        1,800,162

TREASURY - ADVISOR C CLASS        384,201                          304,271

TOTAL                            $ 41,383,697                     $ 77,778,958

PRIME - DAILY MONEY CLASS        $ 82,369,406                     $ 150,820,165

PRIME - CAPITAL RESERVES CLASS    54,545,122                       96,562,493

TOTAL                            $ 136,914,528                    $ 247,382,658

TAX-EXEMPT - DAILY MONEY CLASS   $ 6,453,111                      $ 14,919,060

TAX-EXEMPT - CAPITAL RESERVES     2,092,960                        4,908,019
CLASS

TOTAL                            $ 8,546,071                      $ 19,827,079


A DISTRIBUTIONS FOR TREASURY - ADVISOR C CLASS ARE FOR THE PERIOD
NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. SHARE TRANSACTIONS.

Share transactions at net asset value of $1.00 per share for each class of shares were as follows:

                               SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED  OCTOBER 31, 1998  A

TREASURY - DAILY MONEY CLASS   $ 3,026,003,287                  $ 6,183,446,431
Shares sold

Reinvestment of distributions   23,634,950                       51,096,751
from net interest income

Shares redeemed                 (2,989,043,665)                  (6,257,475,931)

Net increase (decrease)        $ 60,594,572                     $ (22,932,749)

TREASURY - CAPITAL RESERVES    $ 1,782,674,839                  $ 1,993,751,534
CLASS  Shares sold

Reinvestment of distributions   4,993,698                        11,646,305
from net interest income

Shares redeemed                 (1,318,024,985)                  (1,790,313,607)

                               $ 469,643,552                    $ 215,084,232

TREASURY - ADVISOR B CLASS     $ 135,222,170                    $ 154,354,745
Shares sold

Reinvestment of distributions   980,888                          1,654,170
from net interest income

Shares redeemed                 (136,903,932)                    (125,863,931)

Net increase (decrease)        $ (700,874)                      $ 30,144,984

TREASURY - ADVISOR C CLASS     $ 130,858,670                    $ 77,740,029
Shares sold

Reinvestment of distributions   323,055                          247,692
from net interest income

Shares redeemed                 (119,551,111)                    (62,085,301)

Net increase (decrease)        $ 11,630,614                     $ 15,902,420


A SHARE TRANSACTIONS FOR TREASURY - ADVISOR C CLASS ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. SHARE TRANSACTIONS - CONTINUED

                               SIX MONTHS ENDED APRIL 30, 1999  YEAR ENDED  OCTOBER 31, 1998  A

PRIME - DAILY MONEY CLASS      $ 9,995,881,598                  $ 17,264,760,055
Shares sold

Reinvestment of distributions   76,794,411                       140,399,598
from net interest income

Shares redeemed                 (9,674,657,961)                  (16,695,204,676)

Net increase (decrease)        $ 398,018,048                    $ 709,954,977

PRIME - CAPITAL RESERVES       $ 10,944,283,911                 $ 45,041,695,815
CLASS Shares sold

Reinvestment of distributions   50,752,158                       290,194,746
from net interest income

Shares redeemed                 (10,381,158,304)                 (44,839,598,846)

                               $ 613,877,765                    $ 492,291,715

TAX-EXEMPT - DAILY MONEY       $ 940,582,365                    $ 2,154,461,152
CLASS Shares sold

Reinvestment of distributions   5,685,318                        13,276,012
from net interest income

Shares redeemed                 (977,628,879)                    (2,117,850,043)

Net increase (decrease)        $ (31,361,196)                   $ 49,887,121

TAX-EXEMPT - CAPITAL RESERVES  $ 417,131,596                    $ 828,007,955
CLASS  Shares sold

Reinvestment of distributions   2,008,989                        4,306,467
from net interest income

Shares redeemed                 (415,267,692)                    (822,654,839)

                               $ 3,872,893                      $ 9,659,583


A SHARE TRANSACTIONS FOR TREASURY - ADVISOR C CLASS ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

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Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

SUB-ADVISER
Fidelity Investments
 Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
John J. Todd, Vice President
Robert A. Litterst, Vice President
Scott A. Orr, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

DMFI-SANN-0699  78404
1.703547.101

GENERAL DISTRIBUTOR
Fidelity Distributions Corporation (FDC)
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA (Prime Fund &
 Treasury Fund)
UMB Bank, n.a.
Kansas City, MO (Tax-Exempt Fund)

CUSTODIAN
The Bank of New York
New York, NY (Prime Fund &
 Treasury Fund)
UMB Bank, n.a.
Kansas City, MO (Tax-Exempt Fund)

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com